CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended								3 Months Ended			12 Months Ended
	Dec. 09, 2022	Feb. 10, 2022	Jun. 07, 2021	Jan. 27, 2023	Jan. 23, 2023	Jan. 27, 2022	Nov. 24, 2021	Sep. 27, 2021	Dec. 31, 2019	Oct. 20, 2016	Sep. 16, 2016	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Jul. 01, 2023	Jan. 31, 2023	Dec. 31, 2020	Jul. 21, 2020	May 01, 2020	Mar. 17, 2020	May 01, 2019	Mar. 01, 2017
Extinguishment of debt amount					$ 261,537
Aggregate amount				$ 17,115	$ 261,537
Accrued interest rate					3.50%	3.00%
shares of convertible note						367,931
Accrued interest payment																								$ 60,278
Sale of convertible note												$ 0	$ 1,325,000		$ 1,325,000	$ 1,010,000
Debt Instrument, Unamortized Discount												1,307,185			1,895,035	605,639
Note retired												350,000			175,000
Accrued interest retired												$ 30,858			$ 2,840
Number of notes in common share												22,207,486			5,665,636
Number of notes in common share value												$ 688,432			$ 349,535
Loss on issuance of the shares value												307,574
Recognized a loss on extinguishment												626,414			111,807
Cancellation of balance debt discount												318,840			167,571
Cancellation of derivative liabilities												624,490			227,459
Recognized a loss on extinguishment												172,731	16,904		(479,573)	(1,587,027)
Debt Instrument, Interest Rate During Period	3.03%
Interest expenses												35,000	35,000		140,000	140,389
Amortization of Debt Discount (Premium)					$ 381,760							35,172	35,591		178,962	238,033
Convertible note, principal balance					$ 209,522							$ 4,035,000			$ 4,261,537	4,299,037						$ 4,000,000
Convertible note interest rate																						3.50%
Conversion price per share						$ 0.1																$ 0.25
Debt Instrument, Maturity Date						Jan. 27, 2032						Nov. 01, 2026			Nov. 01, 2026
Total												$ 4,035,000			$ 4,261,537	$ 1,126,919
Interest rate per annum												3.50%			3.50%
Convertible note beneficial conversion feature		$ 1,325,000
Common stock conversion																			22,207,486
Common stock price per share												$ 0.0001			$ 0.0001	$ 0.0001
Interest expenses												$ 57,839	$ 1,522,405		$ 1,697,455	$ 247,792
Conversion price per share reduced from																						1.50
Stock modification price per share	$ 0.04																					$ 0.13
Fair value prior to the amendment																						$ 4,000,000
Fair value of the Note and embedded derivatives after the amendment																						$ 4,000,000
Convertible Debt																			$ 380,858
Short Term Promissory Notes
Short term notes face value		250,000
Short term promissory notes		$ 500,000
Debt Instrument, Maturity Date		Mar. 10, 2022
Accrued interest rate		1.50%
Minimum [Member]
Conversion price per share					$ 0.25
...Maximum [Member]
Conversion price per share					$ 0.075
Convertible Notes
Seven convertible notes aggregate face value		$ 1,325,000
Seven convertible notes aggregate face value convert for cash		1,325,000
Convertible Note Purchase Agreement
Recognized a loss on extinguishment			$ 1,535,264											$ 823,497
Recognized a loss on extinguishment			$ 1,535,264											$ 823,497
Convertible note interest rate										3.50%	3.50%
Conversion price per share			$ 0.2201							$ 0.2201	$ 0.2201										$ 0.37
Acquisition of common stock shares											5,000,000
Secured convertible note										$ 1,000,000	$ 850,000
Debt Instrument, Maturity Date											Oct. 01, 2029						Dec. 31, 2034
Secured promissory notes										250,000
Total			$ 500,000						$ 190,000	250,000							$ 190,000				$ 609,835
Promissory notes										$ 500,000
Interest rate per annum									3.00%								3.00%				3.50%				1.00%
Additionally secured number of shares										10,486,303
Additionally secured number of shares, value										$ 858,828
Convertible note beneficial conversion feature									$ 154,292	$ 499,318
Accrued interest			$ 82,707
Common stock conversion			2,647,464				1,725,439
Common stock price per share									$ 1.90								$ 1.90
Common stock conversion amount							$ 28,578
Loss on conversion expense							$ 51,763
Share Exchange Agreement
Total																							$ 190,000
Common stock conversion																							6,000,000
Purchase Agreement with GS Capital LLC
Accrued interest payment		$ 21,863
Restricted shares of common stock		173,390
Conversion price per share		$ 0.19						$ 0.25
Conversion price								$ 0.25
Debt Instrument, Maturity Date								Sep. 29, 2022
Total								$ 1,110,000
Accrued interest								$ 21,863
Interest rate per annum								6.00%
Original issue discount								$ 100,000
Bridge financing fees								100,000
Legal fees								30,000
Convertible note face value		$ 1,110,000						$ 1,110,000
Value of accrued interest		32,944
Conversion price average discount percentage								30.00%
Penality fee		133,200						$ 133,200
Interest expenses		11,081
Loss on extinguishment of debt in statement								$ 11,081
Secured Convertible Debt [Member]
Aggregate amount					$ 216,572
Accrued interest												35,000			261,537	299,037
Secured Convertible Debt 1 [Member]
Accrued interest												4,333			106,467	89,134
Convertible Debt												488,811			590,945	573,612
Secured Convertible Debt 2 [Member]
Accrued interest												2,766			10,262	16,919
Convertible Debt												370,697			378,193	1,126,919
Secured Convertible Debt 3 [Member]
Accrued interest												4,472			110,104	92,915
Convertible Debt												504,472			610,104	592,915
Secured Convertible Debt 4 [Member]
Accrued interest												497			17,116	11,416
Convertible Debt												190,497			207,116	201,416
Secured Convertible Debt 5 [Member]
Accrued interest												0			0	0
Convertible Debt												0			0	0
Secured Convertible Debt 8 [Member]
Total												806,834			1,180,492
Accrued interest												6,834			30,492
Secured Convertible Debt 6 [Member]
Accrued interest												0			0	0
Convertible Debt												0			10,263	0
Secured Convertible Debt 7 [Member]
Accrued interest												1,861			0	0
Convertible Debt												$ 251,861			1,180,492	$ 0
...Kannaway [Member]
Accounts Receivable, after Allowance for Credit Loss, Noncurrent																				$ 75,074
Director Member | Convertible Notes
Sale of convertible note		$ 25,000
CEO [Member]
Salary payable															512,500
Amount due to related party															250,000
Amortization of Debt Discount (Premium)					$ 250,000
Conversion price per share												$ 0.01
Debt Instrument, Maturity Date												Jan. 23, 2024
Interest rate per annum												4.00%
Convertible note face value															250,000
Forfeit amount															50,000
Amount due leaving remaining balance															$ 212,500
CEO [Member] | July 1 2023 [Member]
Amount due to related party																		$ 212,500
Debt Exchange Agreement [Member]
Debt Instrument, Interest Rate During Period															3.00%
Debt Instrument, Maturity Date									Jan. 27, 2032
Debt Exchange Agreement [Member] | Sapphire Biotech [Member]
Loans Assumed									$ 128,375
Debt Instrument, Interest Rate During Period									6.00%
Debt Instrument, Face Amount									$ 324,218								$ 324,218
Debt Exchange Agreement Seven [Member] | Sapphire Biotech [Member]
Loans Assumed									310,000
Accrued interest									14,218								14,218
Debt Instrument, Face Amount									$ 324,218								$ 324,218